Consolidated statement of cash flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Generated from Operations
Net Income/(Loss)	CAD 485	CAD (1,140)	CAD 1,993
Depreciation and amortization	1,939	1,765	1,611
Goodwill and other asset impairment charges (Note 8, 11 and 12)	1,388	3,745	0
Deferred income taxes (Note 16)	196	(102)	686
Income from equity investments (Note 9)	(514)	(440)	(522)
Distributions received from operating activities of equity investments (Note 9)	844	793	726
Employee post-retirement benefits expense, net of funding (Note 23)	(3)	44	37
Loss/(gain) on assets held for sale/sold (Notes 6 and 26)	833	125	(117)
Equity allowance for funds used during construction	(253)	(165)	(95)
Unrealized (gains)/losses on financial instruments	(149)	58	74
Other	55	47	22
Decrease/(increase) in operating working capital (Note 25)	248	(346)	(189)
Net cash provided by operations	5,069	4,384	4,226
Investing Activities
Capital expenditures (Note 4)	(5,007)	(3,918)	(3,489)
Capital projects in development (Note 4)	(295)	(511)	(848)
Contributions to equity investments (Note 9)	(765)	(493)	(256)
Acquisitions, net of cash acquired (Note 5 and 26)	(13,608)	(236)	(241)
Proceeds from sale of assets, net of transaction costs (Note 26)	6	0	196
Other distributions from equity investments (Note 9)	727	9	12
Deferred amounts and other	159	270	335
Net cash used in investing activities	(18,783)	(4,879)	(4,291)
Financing Activities
Notes payable (repaid)/issued, net	(329)	(1,382)	544
Long-term debt issued, net of issue costs	12,333	5,045	1,403
Long-term debt repaid	(7,153)	(2,105)	(1,069)
Junior subordinated notes issued, net of issue costs	1,549	917	0
Dividends on common shares	(1,436)	(1,446)	(1,345)
Dividends on preferred shares	(100)	(92)	(94)
Distributions paid to non-controlling interests	(279)	(224)	(178)
Common shares issued, net of issue costs	7,747	27	47
Common shares repurchased (Note 20)	(14)	(294)	0
Preferred shares issued, net of issue costs	1,474	243	440
Partnership units of subsidiary issued, net of issue costs	215	55	79
Preferred shares of subsidiary redeemed (Note 19)	0	0	(200)
Net cash provided by/(used in) financing activities	14,007	744	(373)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(127)	112	0
Increase/(Decrease) in Cash and Cash Equivalents	166	361	(438)
Cash and Cash Equivalents, Beginning of year	850	489	927
Cash and Cash Equivalents, End of year	CAD 1,016	CAD 850	CAD 489